Earnings/(Loss) Per Share - Disclosure of Basic Earnings/(Loss) Per Share (Details) - ZAR (R) R / shares in Units, shares in Thousands, R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Earnings per share [abstract]
Ordinary shares in issue (in shares)	616,052	603,143	539,841
Adjustment for weighted number of ordinary shares in issue (in shares)	(5,582)	(61,306)	(12,974)
Weighted number of ordinary shares in issue (in shares)	610,470	541,837	526,867
Treasury shares (in shares)	(6,184)	(6,501)	(3,058)
Basic weighted average number of ordinary shares in issue (in shares)	604,286	535,336	523,809
Owners of the parent	R 5,087	R (878)	R (2,607)
Total basic earnings/(loss) per share (in rand per share)	R 8.42	R (1.64)	R (4.98)